Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2050 Fund	May 30, 2024
Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.45%
Annual Return 2017	20.60%
Annual Return 2018	(7.15%)
Annual Return 2019	26.09%
Annual Return 2020	16.53%
Annual Return 2021	15.98%
Annual Return 2022	(18.22%)
Annual Return 2023	19.97%
Fidelity Freedom Index 2050 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020